Goodwill and intangible assets - Summary of movements of goodwill and intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 9,097,000,000
Amortization charge	590,000,000	$ 1,078,000,000	$ 1,084,000,000
Impairment charges	(225,000,000)	(167,000,000)	0
Intangible assets and goodwill at end of period	8,765,000,000	9,097,000,000
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	20,032,000,000	20,088,000,000
Additions	483,000,000	120,000,000
Disposals and derecognitions	(8,000,000)	(176,000,000)
Intangible assets and goodwill at end of period	20,507,000,000	20,032,000,000	20,088,000,000
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(10,935,000,000)	(9,857,000,000)
Amortization charge	(590,000,000)	(1,078,000,000)
Disposals and derecognitions	8,000,000	167,000,000
Impairment charges	(225,000,000)	(167,000,000)
Intangible assets and goodwill at end of period	(11,742,000,000)	(10,935,000,000)	(9,857,000,000)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	8,905,000,000
Intangible assets and goodwill at end of period	8,905,000,000	8,905,000,000
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	8,905,000,000	8,905,000,000
Intangible assets and goodwill at end of period	8,905,000,000	8,905,000,000	8,905,000,000
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Intangible assets and goodwill at end of period	0	0	0
Alcon brand name
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,980,000,000
Intangible assets and goodwill at end of period	2,980,000,000	2,980,000,000
Alcon brand name | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,980,000,000	2,980,000,000
Intangible assets and goodwill at end of period	2,980,000,000	2,980,000,000	2,980,000,000
Alcon brand name | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Intangible assets and goodwill at end of period	0	0	0
Acquired research & development
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	727,000,000
Intangible assets and goodwill at end of period	557,000,000	727,000,000
Acquired research & development | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	727,000,000	728,000,000
Additions	20,000,000	2,000,000
Reclassifications	(10,000,000)
Disposals and derecognitions		(3,000,000)
Intangible assets and goodwill at end of period	737,000,000	727,000,000	728,000,000
Acquired research & development | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	(3,000,000)
Disposals and derecognitions		3,000,000
Impairment charges	(180,000,000)
Intangible assets and goodwill at end of period	(180,000,000)	0	(3,000,000)
Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	170,000,000
Intangible assets and goodwill at end of period	131,000,000	170,000,000
Technologies | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	5,369,000,000	5,369,000,000
Intangible assets and goodwill at end of period	5,369,000,000	5,369,000,000	5,369,000,000
Technologies | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(5,199,000,000)	(4,692,000,000)
Amortization charge	(39,000,000)	(507,000,000)
Intangible assets and goodwill at end of period	(5,238,000,000)	(5,199,000,000)	(4,692,000,000)
Currently marketed products
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,243,000,000
Intangible assets and goodwill at end of period	1,332,000,000	1,243,000,000
Currently marketed products | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	4,440,000,000	4,440,000,000
Additions	359,000,000
Reclassifications	10,000,000
Disposals and derecognitions	(6,000,000)
Intangible assets and goodwill at end of period	4,803,000,000	4,440,000,000	4,440,000,000
Currently marketed products | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(3,197,000,000)	(2,842,000,000)
Amortization charge	(235,000,000)	(249,000,000)
Disposals and derecognitions	6,000,000
Impairment charges	(45,000,000)	(106,000,000)
Intangible assets and goodwill at end of period	(3,471,000,000)	(3,197,000,000)	(2,842,000,000)
Marketing know-how
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	3,576,000,000
Intangible assets and goodwill at end of period	3,338,000,000	3,576,000,000
Marketing know-how | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	5,960,000,000	5,960,000,000
Intangible assets and goodwill at end of period	5,960,000,000	5,960,000,000	5,960,000,000
Marketing know-how | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(2,384,000,000)	(2,146,000,000)
Amortization charge	(238,000,000)	(238,000,000)
Intangible assets and goodwill at end of period	(2,622,000,000)	(2,384,000,000)	(2,146,000,000)
Other (including software)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	401,000,000
Intangible assets and goodwill at end of period	427,000,000	401,000,000
Other (including software) | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	556,000,000	611,000,000
Additions	104,000,000	118,000,000
Disposals and derecognitions	(2,000,000)	(173,000,000)
Intangible assets and goodwill at end of period	658,000,000	556,000,000	611,000,000
Other (including software) | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(155,000,000)	(174,000,000)
Amortization charge	(78,000,000)	(84,000,000)
Disposals and derecognitions	2,000,000	164,000,000
Impairment charges		(61,000,000)
Intangible assets and goodwill at end of period	$ (231,000,000)	$ (155,000,000)	$ (174,000,000)